Share Capital - Summary of Deferred Stock Units (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ending Balance	0
DSU Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	228,433	197,367
Issued in lieu of quarterly Directors’ fees		26,072
Issued in lieu of dividends paid	2,780	4,994
Settled for cash	(93,996)
Settled for common shares	(137,217)
Ending Balance		228,433